Derivative financial instruments - Derivative financial instruments (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,342	£ 1,153
Derivative liabilities	(1,334)	(1,183)
Total	8	(30)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,267	1,052
Derivative liabilities	(1,134)	(1,084)
Total	133	(32)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	75	101
Derivative liabilities	(200)	(99)
Total	£ (125)	£ 2